Accounts Receivable, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable and Allowance for Doubtful Accounts	Accounts receivable and allowance for doubtful accounts consist of the following:
	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	USD
Accounts receivable	320,203	260,893	35,978
Less: allowance for doubtful accounts	(3,546)	(5,792)	(799)
Accounts receivable, net	316,657	255,101	35,179
Accounts receivable and allowance for doubtful accounts consist of the following:
	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Accounts receivable	208,522	320,203	46,425
Less: allowance for doubtful accounts	(2,215)	(3,546)	(514)
Accounts receivable, net	206,307	316,657	45,911

Schedule of Analysis of the Allowance for Doubtful Accounts	An analysis of the allowance for doubtful accounts is as follows:
	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	USD
Balance, beginning of year	2,215	3,546	489
Bad debt allowances from acquisition	(1,459)	-	-
Additions (recovery)	2,739	2,230	308
Exchange difference	51	16	2
Balance, end of year	3,546	5,792	799
An analysis of the allowance for doubtful accounts is as follows:
	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Balance, beginning of year	10,266	3,813	2,215	321
Bad debt allowances from acquisition	1,800	-	(1,459)	(212)
Additions (recovery)	(8,253)	(1,592)	2,739	397
Exchange difference	-	(6)	51	8
Balance, end of year	3,813	2,215	3,546	514